Cover	Nov. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2023
Entity File Number	000-56041
Entity Registrant Name	TECHCOM, INC.
Entity Central Index Key	0001481443
Entity Tax Identification Number	06-1701678
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2901, 29th Floor, Boulevard Plaza Tower 2,
Entity Address, Address Line Two	Burj Khalifa District
Entity Address, City or Town	Downtown Dubai
Entity Address, Country	AE
Entity Address, Postal Zip Code	00000
City Area Code	6261
Local Phone Number	80512888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false